Policyholder liabilities and unallocated surplus - Analysis of movements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of movements in policyholder liabilities and unallocated surplus
Unallocated surplus of with-profits funds on the consolidated statement of financial position	$ 4,750	$ 20,180
Ending Balance	462,100
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,217	4,750
Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	402,119	551,790
Policyholder liabilities on the consolidated statement of financial position	385,492	521,236
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750	20,180
Group's share of policyholder liabilities of joint ventures and associates	11,877	10,374
Reclassification of UK and Europe's liabilities as held for distribution		(210,002)
Premiums	39,431	41,070
Surrenders	(20,562)	(21,498)
Maturities/deaths/other claim events	(6,273)	(6,187)
Net flows	12,596	13,385
Shareholders' transfers post-tax	(116)	(99)
Investment-related items and other movements	45,102	45,746
Foreign exchange translation differences	2,105	1,299
Ending Balance	461,806	402,119
Policyholder liabilities on the consolidated statement of financial position	440,984	385,492
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,217	4,750
Group's share of policyholder liabilities of joint ventures and associates	15,605	11,877
Average policyholder liability balances	426,979	367,980
Operating segments after elimination of intra-group amounts, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities	331,811	339,996
Policyholder liabilities on the consolidated statement of financial position	319,934
Group's share of policyholder liabilities of joint ventures and associates	11,877
Reclassification of UK and Europe's liabilities as held for distribution		(51,911)
Premiums	29,699	31,348
Surrenders	(19,765)	(20,952)
Maturities/deaths/other claim events	(4,678)	(4,555)
Net flows	5,256	5,841
Investment-related items and other movements	36,976	37,108
Foreign exchange translation differences	1,353	777
Policyholder liabilities	375,396	331,811
Policyholder liabilities on the consolidated statement of financial position	359,791	319,934
Group's share of policyholder liabilities of joint ventures and associates	15,605	11,877
Unallocated to a segment (Other operations)
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	186	50
Policyholder liabilities on the consolidated statement of financial position	262	186
Unallocated to a segment (Other operations) | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	186
Policyholder liabilities on the consolidated statement of financial position	262	186
Asia insurance operations | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	132,570	105,408
Policyholder liabilities on the consolidated statement of financial position	115,943	91,836
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750	3,198
Group's share of policyholder liabilities of joint ventures and associates	11,877	10,374
Premiums	20,760	20,094
Surrenders	(4,730)	(4,156)
Maturities/deaths/other claim events	(2,565)	(2,800)
Net flows	13,465	13,138
Shareholders' transfers post-tax	(116)	(99)
Investment-related items and other movements	17,269	12,824
Foreign exchange translation differences	2,105	1,299
Ending Balance	165,293	132,570
Policyholder liabilities on the consolidated statement of financial position	144,471	115,943
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,217	4,750
Group's share of policyholder liabilities of joint ventures and associates	15,605	11,877
Average policyholder liability balances	143,948	115,015
Asia insurance operations | Operating segments after elimination of intra-group amounts, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities	62,262	51,705
Policyholder liabilities on the consolidated statement of financial position	50,385
Group's share of policyholder liabilities of joint ventures and associates	11,877
Premiums	11,028	10,372
Surrenders	(3,933)	(3,610)
Maturities/deaths/other claim events	(970)	(1,168)
Net flows	6,125	5,594
Investment-related items and other movements	9,143	4,186
Foreign exchange translation differences	1,353	777
Policyholder liabilities	78,883	62,262
Policyholder liabilities on the consolidated statement of financial position	63,278	50,385
Group's share of policyholder liabilities of joint ventures and associates	15,605	11,877
US insurance operations | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	269,549	236,380
Policyholder liabilities on the consolidated statement of financial position	269,549	236,380
Premiums	18,671	20,976
Surrenders	(15,832)	(17,342)
Maturities/deaths/other claim events	(3,708)	(3,387)
Net flows	(869)	247
Investment-related items and other movements	27,833	32,922
Ending Balance	296,513	269,549
Policyholder liabilities on the consolidated statement of financial position	296,513	269,549
Average policyholder liability balances	283,031	252,965
US insurance operations | Operating segments after elimination of intra-group amounts, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities	269,549	236,380
Policyholder liabilities on the consolidated statement of financial position	269,549
Premiums	18,671	20,976
Surrenders	(15,832)	(17,342)
Maturities/deaths/other claim events	(3,708)	(3,387)
Net flows	(869)	247
Investment-related items and other movements	27,833	32,922
Policyholder liabilities	296,513	269,549
Policyholder liabilities on the consolidated statement of financial position	$ 296,513	269,549
Discontinued UK and Europe | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance		210,002
Policyholder liabilities on the consolidated statement of financial position		193,020
Unallocated surplus of with-profits funds on the consolidated statement of financial position		16,982
Reclassification of UK and Europe's liabilities as held for distribution		(210,002)
Discontinued UK and Europe | Operating segments after elimination of intra-group amounts, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities		51,911
Reclassification of UK and Europe's liabilities as held for distribution		$ (51,911)